4. Summary of significant accounting practices	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Practices [Abstract]
Summary of significant accounting practices

4.   Summary of significant accounting practices

4.1.    Consolidation

The consolidated financial statements include the financial statements of the Company and the subsidiaries in which it holds direct or indirect control. All transactions and balances between GLAI and its subsidiaries were eliminated in the consolidation, as well as unrealized earnings or losses from those transactions, including taxes and charges.

Entity	Date of constitution	Location	Operational activity	Type of control	% equity interest
					2018	2017
Offshore subsidiaries:
GAC	03/23/2006	Cayman Islands	Aircraft acquisition	Direct	100.0	100.0
Gol Finance Inc.	03/16/2006	Cayman Islands	Financial funding	Direct	100.0	100.0
Gol Finance	06/21/2013	Luxembourg	Financial funding	Direct	100.0	100.0
Subsidiaries:
GLA	04/09/2007	Brazil	Flight transportation	Direct	100.0	100.0
AirFim (a)	11/07/2003	Brazil	Investment funds	Indirect	100.0	100.0
Sul América Gol Max (a)	03/14/2014	Brazil	Investment fund	Indirect	100.0	100.0
Smiles Fidelidade	08/01/2011	Brazil	Loyalty program	Direct	52.7	52.7
Smiles Viagens	08/10/2017	Brazil	Travel agency	Indirect	100.0	100.0
Smiles Fidelidade Argentina (b)	11/07/2018	Argentina	Loyalty program	Indirect	100.0	-
Smiles Viagens Argentina (b)	11/20/2018	Argentina	Travel agency	Indirect	98.0	-
Fundo Sorriso (a)	07/14/2014	Brazil	Investment fund	Indirect	100.0	100.0
Jointly controlled:
SCP Trip	04/27/2012	Brazil	Flight magazine	Indirect	60.0	60.0
Associate:
Netpoints	11/08/2013	Brazil	Loyalty program	Indirect	25.4	25.4

(a)     These comprise exclusive investment funds and those funds’ assets are consolidated in the financial statements of the Company.

(b)     Startup entities.

The accounting policies have been applied consistently in all consolidated companies and in accordance with those adopted by GLAI and adopted in the previous year, except for the adoption of IFRS 15 – Revenue from Contracts with Customers (“IFRS 15”) and IFRS 9 – Financial Instruments (“IFRS 9”). For further information, see Notes 4.25.1 and 4.25.2, respectively.

4.2.   Investments

Investments in associates are initially recognized at their cost and subsequently adjusted by the equity method. In the case an investee records operating losses that lead to negative equity, the Company considers the accounting under IAS 28 - “Investments in Associates and Joint Ventures” and did not record additional losses. The Company will resume recording equity results when the investee fully recovers the accumulated losses.

4.3.    Cash and cash equivalents

Cash and cash equivalents include cash, bank deposits and short-term investments of investment funds and securities with immediate liquidity, whose are considered readily convertible to a known amount of cash with insignificant risk of change in value. Short-term investments classified under this group, due to their own nature, are measured at fair value through profit or loss and will be used by the Company in the short-term.

4.4.    Short-term investments

In the presentation and measurement of financial assets, the Company considers IFRS 9 - Financial Instruments, which requires financial assets to be initially measured at fair value, less costs directly attributable to their acquisition. In addition, subsequent measurements are divided in two categories:

4.4.1. Amortized cost

Short-term investments are measured at amortized cost when the following conditions are met:

•      the Company plans to hold the financial asset in order to collect the contractual cash flows;

•      the contractual cash flows represent solely payments of principal and interest (“SPPI”); and

•      the Company did not adopt the fair value methodology in order to eliminate measurement inconsistencies known as “accounting mismatch”.

4.4.2. Fair value

•      through other comprehensive income: short-term investments are measured at fair value through other comprehensive income (“FVOCI”) when both of the following conditions are met: (i) the Company plans to hold the financial asset in order to collect the contractual cash flows and sell the asset; and (ii) the contractual cash flows represent SPPI;

•      through profit or loss: it is considered a residual category, i.e. if the Company does not plan to hold the financial asset in order to collect the contractual cash flows and/or sell the asset, the financial asset should be measured at fair value through profit or loss (“FVPL”).

4.5.    Restricted cash

Restricted cash comprises mainly marketable securities measured at fair value through profit or loss, used as guarantees linked to financial instruments and short and long-term financing.

4.6.    Trade receivables

Trade receivables are measured based on the billed amount, net of estimated losses from doubtful accounts and approximate their fair value, given their short-term nature. With the adoption of IFRS 9 - Financial Instruments, since January 1, 2018, the allowance for doubtful accounts has been measured using the simplified approach, based on historical data, projecting the estimated loss over the life of the contract, and no longer on the historical loss incurred, through the segmentation of the receivables portfolio into groups that have the same receipt pattern, based on the maturity dates. Additionally, the Company carries out a case-by-case analysis to assess risks of default in specific cases.

4.7.    Inventories

Inventory balances mainly comprise spare parts maintenance and replacement materials. Inventories are measured at average acquisition cost plus expenses, such as non-recoverable taxes, custom expenses incurred with the acquisition and costs from the transport to the current location. Provisions for inventory obsolescence are recorded for items that are not expected to be realized.

4.8.    Income and social contribution taxes

4.8.1. Current taxes

The provision for income tax and social contribution is based on the taxable income. The provisions for income and social contribution taxes are calculated for each company on a standalone basis using statutory rates enacted at the end of the year.

4.8.2. Deferred taxes

Deferred income taxes are recognized on temporary differences and net operating losses carryforward at the end of the reporting date between the balances of assets and liabilities recorded in the financial statements and their tax basis used in calculation of taxable income.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that is not probable that sufficient taxable income will be incurred to allow all or part of the deferred tax asset to be realized.

Deferred tax related to items recognized directly in equity is also recognized in equity. Deferred tax items are recognized in accordance with the transaction that gave rise to the deferred tax, in other comprehensive income (loss) or directly in equity. Deferred tax assets are recognized only if they are expected to be realized.

Net operating losses carryforward are recorded based on the expected future taxable income for each company, in accordance with legal limitations.

The calculation of the expected future taxable income is based on the business plan, and are annually reviewed and approved by the Company’s Board of Directors.

4.9.    Rights and obligations from derivative financial instruments

Changes on aircraft fuel, interest rate and foreign currency expose the Company and its subsidiaries to risks that may affect its financial performance. In order to mitigate these risks, the Company uses financial instruments that may or may not be designated as hedge accounting, and, if designated, are classified as cash flow hedges or fair value hedges.

4.9.1. Derivative financial instruments not designated for hedge accounting

The Company may use derivative financial instruments as not designated as hedge accounting when the objectives of the Risk Management do not require such classification. The non-designated operations have movements in fair value directly recognized in financial results.

4.9.2. Derivative financial instruments designated as cash flow hedge

Hedge the income or expenses from the fluctuations on exchange rates and fuel. The effectiveness is based on statistical correlation methods and the ratio between gains and losses on the financial instruments used as hedge, and the cost and expense fluctuation of the hedged items. The balance of the actual fluctuations in the fair values of the derivatives are classified in equity (under “Other comprehensive income (loss)”) and the ineffective gains or losses are recognized in profit or loss (under “Financial results”), until the revenue recognition or hedged expense under the same item of profit or loss in which the item is recognized.

4.9.3. Derecognition and write-off of financial instruments

Hedge accounting is likely to be discontinued prospectively when (i) the Company and its subsidiaries cancel the hedge relationship; (ii) the derivative instrument matures or is sold, terminated or executed; (iii) the hedged object is unlikely to be realized; or (iv) it no longer qualifies as hedge accounting. If the operation is discontinued, any gains or losses previously recognized under “Other comprehensive income (loss)” and accrued in equity until that date are immediately recognized in profit or loss for the year.

4.10.          Deposits

4.10.1.    Deposits for aircraft and engine maintenance

Refer to payments made in U.S. dollars to lessors for the future maintenance of aircraft and engines. These assets are substantially realized when the deposits are used to pay for maintenance services or through the receipt of funds, in accordance with the negotiations carried out with the lessors. The exchange variation of those payments is recognized as income or expense in the financial result. Management carries out periodical analyses of the recovery of said deposits based on the eligibility of application of said amounts to future maintenance events and believes that the amounts recorded in the statement of financial position are realizable.

Certain lease agreements establish that if a maintenance event does not occur, the deposits are not refundable. Any excess amounts retained by the lessor upon termination of the lease agreement are recognized in profit or loss, under “maintenance, materials and repairs”.

Additionally, the Company maintains agreements with some lessors to replace deposits with letters of credit, which can be executed by the lessors if the aircraft and engine maintenance does not occur in accordance with the inspection schedule. Several aircraft lease agreements do not require maintenance deposits and have the letters of credit to ensure that maintenance occurs in the scheduled periods (see Note 11). Until December 31, 2018, no letter of credit had been executed against the Company.

4.10.2.    Deposits and guarantees for lease agreements

Deposits and guarantees are denominated in U.S. dollars and monthly adjusted for the foreign exchange variation, they do not bear interest and are reimbursable to the Company upon termination of the agreements.

4.11.         Property, plant and equipment

Property, plant and equipment items, including rotables parts, are recorded at the acquisition or construction cost, including interest and other financial charges. Each component of the property, plant and equipment item that has a significant cost in relation to the overall cost of the item is depreciated separately. The estimated economic useful life of property, plant and equipment items, for depreciation purposes, is shown in Note 14.

The estimated market value at the end of the useful life of the item is used as an assumption to determine the residual value of the Company’s property, plant and equipment items. Except for aircraft classified as finance leases, other items do not have a residual value. The assets’ residual value and useful lives are annually reviewed by the Company. The residual value and the useful life of assets are reviewed annually and adjusted prospective, if necessary.

The carrying amount of the property, plant and equipment is analyzed in order to verify possible impairment losses when events or changes in circumstances indicate that the book amount is higher than the estimated recoverable amount.

A property, plant and equipment item is disposed after a sale occurs or when there are no future economic benefits resulting from the asset’s continuous use. Any gain or loss from the sale or write-off of an item is determined by the difference between the amount received for the sale and the carrying amount of the asset and is recognized in the statement of operations.

Additionally, the Company adopts the following treatment for the groups below:

4.11.1.    Advances for aircraft acquisition

Refer to prepayments in U.S. dollars to Boeing for the acquisition of 737-MAX aircraft. The advances are converted at the historical foreign exchange rate.

4.11.2.    Lease agreements

Assets held through finance leases, when the risks and rewards are transferred to the Company, the asset is registered on the balance sheet. At the beginning of the lease agreement, the Company registers the finance lease as asset and the liability at fair value, or, if lower, the present value of the minimum lease payments.

The leased asset is depreciated over the useful life of the asset. However, when it is uncertain that ownership will be transferred to the Company at the end of the lease agreement, the asset is depreciated over its expected useful life or the contractual lease term period, which ever is shorter.

Other aircraft and engine leases are classified as operating lease and payments are recognized as an expense on a straight-line basis during the term of the agreement. Future payments of these agreements do not represent an obligation recorded in the statement of financial position; however, the commitments assumed are presented in Note 27.

4.11.3.    Sale-leaseback transactions

Gains or losses arising from the Company’s sale-leaseback transactions classified after the sale of rights as operating lease are accounted as follows:

•    Immediately in profit or loss when it is clear that the transaction is established at fair value;

•    If the transaction price is below or above the fair value, any gain or loss is immediately recognized in profit or loss, however if the loss is compensated by future lease payments at below or above market price (the gains or losses are deferred and amortized in proportion to the lease payments during the period that the assets will be used).

•    In the event of the sale price being higher than the fair value of the asset, the value exceeding the fair value is deferred and amortized during the period when the asset is expected to be used. The amortization of the gain is recorded as a reduction in lease expenses.

The amount of deferred losses is recorded as other current or noncurrent assets, and the amount of deferred gains is recorded as other liabilities. The breakdown between short and long-term is based on the lease terms.

If the sale-leaseback transactions results in a finance lease, any excess proceeds over the carrying amount shall be deferred and amortized over the lease term. The Company did not enter into any sale-leaseback transaction that resulted in a finance lease during the years ended December 31, 2018, 2017 and 2016.

4.11.4.    Capitalization of contractual obligations with aircraft return conditions

The Company records a provision for future costs to be incurred upon the aircraft return. Such provision is determined based on the estimated costs to be incurred upon redelivery and the contractual requirements of operating lease agreements as described in Note 20. After initial recognition, the corresponding asset is depreciated on a straight line basis over the terms of the contract.

4.11.5.    Capitalization of major engine, aircraft, landing gear and APU (Auxiliary Power Unit) maintenance expenses

Cost on major maintenance, including labor and replacement parts, are capitalized only if there is an extension of the estimated useful life of the aircraft or the engine. Such costs are capitalized and depreciated until the next major maintenance. Any incurred expenses that do not extend the useful life of the asset are recognized directly in profit or loss.

4.12.         Intangible assets

4.12.1.    Finite useful life

Intangible assets acquired are measured on initial recognition at cost. Subsequent to initial recognition, intangible assets with finite useful lives, mainly software, are carried at cost less any accumulated amortization and impairment losses, when applicable. Intangible assets generated internally, excluding development costs, are not capitalized. Instead, the related expenditure is recognized in the statement of operations in the year in which the expenditure is incurred.

The useful life of intangible assets is classified as finite or indefinite. Intangible assets with finite useful lives are amortized over their useful economic life and tested for impairment whenever there is any indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with finite useful life are reviewed at least at the end of each fiscal year. The amortization of intangible asset with finite useful lives is recognized in the statement operations in the expenses, consistently with the economic useful life of intangible assets.

Intangible assets with indefinite useful lives are not amortized, but are annually tested for impairment, individually or at the level of the cash generating unit.

4.12.2.    Indefinite useful life

4.12.2.1.   Goodwill based on expected future profitability

This category includes amounts related to goodwill from business combinations of the subsidiaries GLA and Smiles Fidelidade. Goodwill is annually tested for impairment by comparing the carrying amount with the recoverable fair value of the cash-generating units. Management exercises considerable judgment to assess the impact of operating and macroeconomic changes in order to estimate future cash flows and measure the recoverable amount of the assets.

4.12.2.2.   Airport operating rights (“slots”)

Airport operating rights were acquired as part of the acquisition of GLA and of Webjet (formerly named Webjet Linhas Aéreas S.A.), and were recognized at their fair value on the acquisition date and are not amortized. Those rights are considered to have an indefinite useful life due to several factors and considerations, including requirements and necessary permits to operate in Brazil and limited slot availability in the most important airports in terms of air traffic volume. The carrying value of these rights is evaluated annually as to its recoverable amount or in case of changes in circumstances indicates that carrying values may not be recoverable. No impairment has been recorded as of the balance sheet date.

4.13.         Short and long-term debt

Short and long-term debt is initially recognized at fair value less any directly attributable transaction costs. After initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

4.14.         Suppliers and other liabilities

Suppliers and other liabilities are initially recognized at fair value and subsequently added, when applicable, of relevant charges and monetary and exchange variations incurred up to the date the financial statements.

4.14.1.     Suppliers - Forfaiting

Management negotiated with suppliers to extend payment terms. As a result, the Company signed an agreement with financial institutions to allow the anticipation of trade receivables from its suppliers. Taking into account that the early receipt with financial institutions is an option for suppliers, this does not generate financial expenses for the Company, it does not require the mandatory participation of suppliers, and the Company is neither refunded and/nor benefited with discounts from the financial institution due to prepayment before the maturity date agreed upon with the supplier. There is no change in the bill subordination level in the event of judicial execution. As of December 31, 2018, the balance of suppliers benefited from such agreement totaled R$365,696 (R$78,416 as of December 31, 2017), as described in note 17.

4.15.         Advances from ticket sales

Advances from ticket sales represent the Company’s obligation to provide flight transportation services and other services in addition to the main obligation with its customers, net of breakage revenue, which is recognized in profit or loss, as per Note 4.17.1.

4.16.         Provisions

4.16.1.    Provision for aircraft return

Aircraft negotiated under operating lease agreements normally include contractual obligations establishing return conditions. In these cases, the Company records provisions for return costs, since these are present obligations arising from past events that will generate future disbursements, which are measured with reliable estimate. These costs refer mainly to aircraft reconfiguration (interior and exterior), the obtaining of licenses and technical certifications, painting, etc., as set forth in the contract. The estimated cost is initially recorded at present value in property, plant and equipment. The corresponding entry for the provision for aircraft return is recorded under “Provision for aircraft return”. After initial recognition, liabilities are restated using the capital remuneration rate estimated by the Company by crediting the financial result. Changes in the estimate of expenses to be incurred are recorded prospectively.

4.16.2.    Provision for engine return

Provisions for engine return are estimated based on the minimum contractual conditions in that the equipment must have when returned to the lessor, considering the historical costs incurred and the conditions of the equipment at the time of the evaluation. These provisions are recorded in profit or loss as at the time that the minimum contract requirements are reached and the next maintenance is scheduled for a date later then the engines are expected to be returned.  The Company estimates the provision for engine return in accordance with the costs to be incurred whenever the amount can be measured with reliable estimate. The provision amount will be the present value of the expenses that are expected to settle the obligation. The agreement maturity will be based on the expected date of return of the leased engine, i.e. the lease term.

4.16.3.    Provision for tax, fiscal and labor proceedings

Provisions are recorded when the Company has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated.

The Company is a party to various legal and administrative proceedings, mainly in Brazil. The assessments of the likelihood of losses from these litigations include the analysis of existing evidence, the hierarchy of laws, previous court decisions, most recent court decisions and their relevance in the judicial context, as well as the opinion of outside legal advisors. The provisions are reviewed and adjusted to account for changes in circumstances, such as the applicable statute of limitations, completion of tax inspections, or additional exposure identified on the basis of new matters or court decisions.

4.17.         Revenue recognition

4.17.1.    Revenue from passengers, cargo and additional services

The passenger revenue is recognized when air transportation services are actually provided to the passenger. Tickets sold but not yet used are recorded in “Advances from ticket sales” and correspond to deferred revenue of tickets sold to be transported in a future date, net of estimated breakage revenue.

Breakage revenue is the calculation, on a historical basis, of unused, expired tickets, i.e. passengers to be transported that have a high probability of not flying. The calculation is reviewed at least on an annual basis in order to reflect and capture changes in customers’ behavior in relation to expired tickets.

In the consolidated financial statements, the revenue due to exchange of miles from the program and the flight tickets sales is only recognized when the flight transportation is provided.

Cargo revenue is recognized when transportation is provided. Other revenues, including charter services, onboard sales services, tickets exchange rates, checked luggage and other additional services, are recognized when the main obligation of transporting passengers is provided.

4.17.2.    Mileage revenue

The "Smiles Loyalty Program" is designed to retain its customers through the grant of mile credits to its participants. The obligation created by the issuance of miles is measured based on the price at which miles are sold to an airline and non-airline partners of Smiles, classified as the fair value of the transaction. Revenue is recognized when miles are redeemed by the members of the Smiles Program in exchange for rewards with its partners.

According to IFRS 15, the Company acts as an agent and fulfills its performance obligation when miles are redeemed by the members of the Smiles Program in exchange for rewards with its partners, and revenue is recognized in the statement of operations. Therefore, revenue is presented net of its respective direct variable costs associated with the availability of goods and services provided to participants.

Due to its characteristics, the mileage program also allows for the possibility of recognizing breakage revenue, which, in turn, is calculated based on the calculation of miles with a high potential to expire without being used by the Smiles Program members.

It should be noted that future events may significantly change the profile of customers and their historical pattern of miles redeemed, which in turn may result in changes to the deferred revenue balance and the recognition of breakage revenue. According to the Smiles loyalty program’s policy, all miles in the customers’ accounts are cancelled after 36 months, with the exception of customers in the categories “Ouro” and “Diamante” (Gold and Diamond), whose miles expire after 48 and 120 months, respectively. The miles of the Smiles Club’s members expire after 120 months. The Company reviews the calculation on an annual basis.

4.18.         Share-based payments

4.18.1.    Stock options

The Company offers stock option plans to its executives. The Company recognizes as expenses, on a straight-line basis, the fair value of options or shares, recorded on the grant date, during the service period required by the plan, with a corresponding entry in equity. Accrued expenses recognized reflect the vesting period and the Company’s best estimate of the vesting condition will be met. Expenses or revenues from changes that occurred in the year are recognized in the statement of operations.

The effect of outstanding options is reflected as additional dilution when calculating diluted earnings per share.

4.18.2.    Restricted shares

The Company also offers to its executives a restricted share plan, the shares of which are transferred three years after the grant date, provided that the beneficiary maintains its employment relationship up to the end of this period. The transfer occurs through shares held in treasury, whose value per share is determined by the market price on the date they are transferred to the beneficiary. Gains from changes in the fair value of the share between the grant date and the transfer date of the restricted shares are recorded in equity, under “Goodwill on transfer of shares”.

The impact of the revision of the number of stock options or restricted shares that will not be acquired in relation to the original estimates, if any, is recognized in profit or loss so that the accrued expense reflects the revised estimates with the corresponding adjustment in equity.

4.19.          Profit sharing for employees and management

Profit sharing is granted to the Company’s employees, based on certain goals annually established, and Management, based on statutory provisions proposed by the Board of Directors and approved by shareholders. The amount of profit sharing is recognized in profit or loss for the period when the goals are met.

4.20.          Financial income and expenses

Financial income and expenses include revenues from interest on amounts invested, exchange variations on assets, variations in the fair value of financial assets measured at fair value through profit or loss, gains and losses from hedge instruments recognized in profit or loss and interest on short and long-term debt. Interest income and expenses are recognized in profit or loss using the effective interest method.

4.21.          Earnings (loss) per share

Earnings (loss) per share are calculated by dividing the net income or loss by the weighted average number of all classes of shares outstanding during the year.

Diluted earnings (loss) per share are calculated by adjusting the weighted average number of shares outstanding by instruments potentially convertible into shares. The Company has only the stock option plan in the category of potentially dilutive shares.

4.22.          Segment information

An operating segment is a component of the Company that develops business activities in order to earn revenues and incur expenses. Operating segments reflect the way the Company’s Management reviews financial information in order to make decisions. The Company’s Management identified the following operating segments that comply with quantitative and qualitative disclosure parameters and represent the main types of business: flight transportation and mileage program.

4.22.1.    Flight transportation segment

Flight transportation: the operations are derived from GLA and consist of air transportation services and the major assets that contribute to the generation of revenues are its aircraft. Other revenues primarily arise from cargo, excess baggage charges and cancellation fares, all directly attributable to flight transportation services.

4.22.2.    Loyalty program segment

Smiles loyalty program: the operations in this segment are represented by miles sales transactions to airline and non-airline partners. Under this context, the program management, marketing and rights of redemption of prizes and creating and managing the database of individuals and corporations.

4.23.          Foreign currency transactions

Transactions in foreign currencies are recorded at the exchange rate prevailing at the time that the transaction occurs.  Monetary assets and liabilities denominated in foreign currencies are calculated based on the exchange rate in effect on the reporting date and any difference arising from currency translation is recorded under “Exchange rate variation, net” in the statement of operations.

4.24.          Main accounting estimates and assumptions adopted

The process of preparing these financial statements often requires that Management adopts assumptions, judgments and estimates that may affect the application of the policies and amounts of assets and liabilities, revenues and expenses. The actual results may differ from the adopted estimates, since such use historical experience and some assumptions that are believed to be appropriate under the circumstances. The reviews of accounting estimates are recognized in the same period in which the assumptions are reviewed and the effects are recognized on a prospective basis.

The estimates and assumptions that have a significant risk of material adjustments on the amounts of assets and liabilities are discussed below:

Impairment of financial assets: the Company estimates any impairment losses at every balance sheet date, or when there are evidences that the carrying amounts may not be recoverable. Problems in repatriation or usage of financial assets in other countries are indicative for impairment tests.

Impairment of non-financial assets: the Company assesses if there are indications of impairment for all non-financial assets at the balance sheet date, or when there is evidence that the carrying amount may not be recoverable. The recoverable values of the cash-generating unit were determined using its value-in-use. The value-in-use is determined based on the assumption of discounted cash flows.

Income taxes: The Company believes that the tax positions taken are reasonable. However, it recognizes that the authorities may question the positions taken which may result in additional liabilities for taxes and interest. The Company recognizes provisions that involve considerable judgment of the management. The provisions are reviewed and adjusted to account for changes in circumstances, such as lapsing of applicable statutes of limitations, conclusions of tax authorities, additional exposures based on identification of new issues or court decisions affecting a particular tax issue. Actual results can differ from estimates.

Breakage: As part of the process of revenue recognition, flight tickets issued that will not be used and miles issued that will not be redeemed are estimated and recognized as revenue at the moment of the sale and issuance, respectively. These estimates, referred to as breakage, are reviewed annually and are based on historical data of expired flight tickets and expired miles.

Allowance for doubtful accounts: the allowance for doubtful accounts is recorded in the amount considered sufficient by the management in order to cover possible losses on trade receivables arising from receivables, considering the risks involved. The Company periodically evaluates its receivables and, based on historical data, combined with risk analysis per customer, registers the allowance for losses.

Provision for legal proceedings: provisions are recorded for all lawsuits that represent probable losses, according to the loss probability, which includes the assessment of available evidence, including the legal consultants’ opinion, internal and external, the proceedings nature and past experiences. Additionally, the provisions are periodically reviewed and the management believes that the provisions recorded are sufficient, based on the probability of loss. However, significant changes in judicial decisions can have significant impacts on the Company’s financial statements.

Provision for aircraft return: the Company estimates the provision for aircraft returns considering the costs in accordance with returns conditions agreements as set out in the return conditions in the lease agreements.

Provision for engine return: the Company records the provision for engine return based on an estimate of the agreement obligation of each engine return and recorded in the statement of operations only in the period between the last maintenance and the date of return of the components.

Fair value measurement of financial instruments: when the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques, including the discounted cash flow model. The inputs to these models are based on observable markets, when possible; however, when this is not feasible, a degree of judgment is required in establishing fair values. Judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments.

4.25.          New accounting standards and pronouncements adopted during the year

4.25.1.    IFRS 15 - “Revenue from Contracts with Customers”

This standard establishes five-step model to be applied to all revenue from contracts with customers, in accordance with the entity’s performance obligations. The Company adopted the new standard on the date it became effective, as of January 1, 2018, using the full retrospective method. The main impacts from the adoption of this standard are as follows:

Ancillary revenue: comprises all revenue related to flight transportation services. These revenues were assessed and classified as “related to the main service”, and will be recognized only when the flight transportation service is provided. These revenues are now recorded under “Passenger transportation”, instead of under “Other revenue”.

Mileage program: the Company is an agent and the impact refers to the presentation of revenue with redemption of premiums net of the respective variable direct costs related to the availability of goods and services to its members.

Restatement of corresponding periods

For comparison purposes in relation to the financial statements herein, the Company presents below the effects from the adoption of IFRS 15, as if this standard had been adopted as of January 1, 2016:

(i)   adjustment of R$19,575 and R$19,183 as of December 31, 2017 and 2016, respectively, in “Advance ticket sales”, against Accumulated Losses in Equity, related to Ancillary Revenues whose timing of recognition changed;

(ii) the reclassification of R$548,564 and R$540,161 for the years ended December 31, 2017 and 2016, respectively, in ancillary revenue from “Other revenue” to “Passenger transportation”;

(iii)      reduction of R$392 and R$3,634 for the years ended December 31, 2017 and 2016, respectively, in ancillary revenue, whose timing of recognition changed;

(iv) due to the classification of Smiles Fidelidade as an agent, the consolidated statement of operations, excluding transactions with GLA, was impacted by R$246,596 and R$143,204 in the years ended December 31, 2017 and 2016, respectively, due to the reclassification of variable direct costs from “Aircraft, traffic and mileage servicing” to “Mileage revenue”;

The effects arising from the adoption of IFRS 15 on January 1, 2016 and December 31, 2016 were not material and, for this reason, the Company opted to not present the opening balance sheets reflecting such impacts.

	As previously reported	Deferred revenue Adjustment (i)	As restated
Statement of financial position
As of December 31, 2017

Liabilities
Advances from ticket sales	1,456,939	19,575	1,476,514

Equity
Accumulated losses	(7,293,274)	(19,575)	(7,312,849)
Deficit attributable GLAI’ shareholders	(3,480,959)	(19,575)	(3,500,534)

	As previously reported	Restated net revenue (agent) (iv)	Restated ancillary revenue (ii)	Deferred revenue (iii)	As restated
Statement of operations
Fiscal year ended December 31, 2017

Passenger revenue	9,479,242	-	548,564	(392)	10,027,414
Cargo revenue	354,561	-	-	-	354,561
Mileage revenue	800,976	(246,596)	-	-	554,380
Other revenue	657,609	-	(548,564)	-	109,045
Gross revenue	11,292,388	(246,596)	-	(392)	11,045,400

Sales taxes	(716,366)	-	-	-	(716,366)
Net revenue	10,576,022	(246,596)	-	(392)	10,329,034

Aircraft, traffic and mileage servicing	(874,736)	246,596	-	-	(628,140)
Total operating costs and expenses	(9,586,811)	246,596	-	-	(9,340,215)

Net income for the year before non-controlling interests	378,209	-	-	(392)	377,817

Net income (loss) attributable GLAI’ shareholders	19,184	-	-	(392)	18,792

Basic earnings per share
Per common share	0.002	-	-	(0.000)	0.002
Per preferred share	0.055	-	-	(0.001)	0.054

Diluted earnings per share
Per common share	0.002	-	-	(0.000)	0.002
Per preferred share	0.055	-	-	(0.002)	0.053

	As previously reported	Restated net revenue (agent) (iv)	Restated ancillary revenue (ii)	Deferred revenue (iii)	As restated
Statement of operations
Fiscal year ended December 31, 2016

Passenger revenue	8,948,170	-	540,161	(3,634)	9,484,697
Cargo revenue	324,492	-	-	-	324,492
Mileage revenue	622,567	(143,204)	-	-	479,363
Other revenue	652,602	-	(540,161)	-	112,441
Gross revenue	10,547,831	(143,204)	-	(3,634)	10,400,993

Sales taxes	(680,496)	-	-	-	(680,496)
Net revenue	9,867,335	(143,204)	-	(3,634)	9,720,497

Aircraft, traffic and mileage servicing	(753,497)	143,204	-	-	(610,293)
Total operating costs and expenses	(9,169,510)	143,204	-	-	(9,026,306)

Net income for the year before non-controlling interests	1,102,364	-	-	(3,634)	1,098,730

Net income (loss) attributable GLAI’ shareholders	849,619	-	-	(3,634)	845,985

Basic earnings per share
Per common share	0.070	-	-	(0.000)	0.070
Per preferred share	2.455	-	-	(0.011)	2.444

Diluted earnings per share
Per common share	0.070	-	-	(0.000)	0.070
Per preferred share	2.450	-	-	(0.010)	2.440

4.25.2.    IFRS 9 - “Financial Instruments”

In July 2014, the International Accounting Standards Board (IASB) issued the final version of IFRS 9 – “Financial Instruments”, which replaces IAS 39 – “Financial Instruments: Recognition and Measurement” and all previous versions of IFRS 9. The standard introduces new requirements for classification and measurement, impairment and hedge accounting.

Due to the adoption of this standard, the Company now measures estimated losses from the allowance for doubtful accounts based on expected losses instead of incurred losses. The Company used the practical expedient provided for in the standard and applied the simplified model to the measurement of the expected loss during the contract lifecycle, through the use of historical data and the segmentation of the receivables portfolio into groups that have the same receipt pattern and maturity dates. IFRS 9 was applied according to modified retrospective method. The Company recognized the difference between the previous book balance and the book value, on the adoption date, corresponding to R$1,713, as an adjustment to the opening balance in accumulated losses, net of tax effects.

4.25.3.    IFRIC 22 - “Foreign Currency Transactions and Advance Consideration”

In December 2016, the IASB issued IFRIC 22, which deals with the exchange rate to be used in transactions that involve consideration paid or received in advance denominated in foreign currency. The interpretation clarifies that the date of transaction is the date on which the company recognizes the non-monetary asset or liability. IFRIC 22 became effective on January 1, 2018. The adoption of this standard did not impact the Company.

4.26.          New accounting standards and pronouncements not yet adopted

4.26.1. IFRS 16 - “Leases”

In January 2016, the IASB issued “IFRS 16 – Leases”.  This new standard will be effective for annual periods beginning on or after January 1, 2019.

IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognise the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Among the adoption methods provided for in the standard, the Company chose to adopt the modified retrospective method. Therefore, in accordance with IFRS 16, we will not restate comparative information and balances. Within the modified retrospective method, the Company chose to adopt the following transition practical expedients and exemptions:

•         the Company will use hindsight, such as in determining the lease term and considering extensions and renegotiations throughout the agreement; and

•         the Company will apply a single discount rate to its portfolio of leases with similar characteristics, considering the remaining term of the agreements and the guarantee provided for by the assets.

The Company assessed the impacts arising from the adoption of this standard, considering the above-mentioned assumptions, and will record 120 aircraft and flight equipment lease agreements and 14 other lease agreements as right-of-use, as shown in the table below:

	Assets (a)	Liabilities (b)	Equity (a-b)
Operating leases	-	(219,728)	219,728
Right of use - Aircraft and flight equipment	2,892,836	5,540,621	(2,647,785)
Right of use - Other	41,420	49,975	(8,555)
Net effect	2,934,256	5,370,868	(2,436,612)

The Company assessed the estimated impacts arising from deferred taxes over IFRS 16 adjustments which will be recorded in the accumulated losses as of January 1, 2019 and should not record the corresponding tax effects in accordance to IAS 12 – “Income Taxes”, since GLA has history of losses in recent years.

For its aircraft contracts, the Company is still evaluating the estimated impacts of the return costs that should be part of the measurement of the right-of-use.

As a consequence of the adoption of IFRS 16, the Company’s operating margin will improve since it will no longer be affected by the operating lease expenses, on the other hand it will be charged with depreciation of right of use. Additionally, financial results will be impacted by the increase in interest expenses.

4.26.2.    IFRIC 23 - “Uncertainty Over Income Tax Treatments”

In June 2017, the IASB issued IFRIC 23, which clarifies the application of requirements in IAS 12 “Income Taxes” when there is uncertainty over the acceptance of income tax treatments by the tax authority. The interpretation clarifies that, if it is not probable that the tax authority will accept the income tax treatments, the amounts of tax assets and liabilities shall be adjusted to reflect the best resolution of the uncertainty. IFRIC 23 is effective for annual periods beginning on or after January 1, 2019. The Company assessed the impacts from the adoption of the standard and concluded that there are no other disclosures in addition to those presented.

The Company will adopt these standards when they become effective, disclosing and recognizing potential impacts on its financial statements as they are applied.

According to Management, there are no other standards and interpretations issued and not yet adopted that may have a significant impact on the results or equity disclosed by the Company.